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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                   May 5, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      The Charles Schwab Family of Funds
         File Nos. 33-31894 and 811-05954

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectuses, dated April 30, 1997 for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund - Sweep Shares; Schwab Value Advantage Money Fund - Sweep Shares; Schwab California Municipal Money Fund Sweep Shares, Schwab New York Municipal Money Fund - Sweep Shares, Schwab Municipal Money Fund - Value Advantage Shares; Schwab California Municipal Money Fund - Value Advantage Shares; Schwab New York
- Value Advantage Shares; Schwab Institutional Advantage Money Fund, Schwab Retirement Money Fund and Schwab Value Advantage Money Fund - Investor Shares do not differ from those filed in the most recent post-effective amendment, which was filed electronically. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Statements of Additional Information, dated April 30, 1997 for Schwab Municipal Money Fund - Value Advantage Shares; California Municipal Money Fund - Value Advantage Shares, Schwab New York Municipal Money Fund - Value Advantage Shares and Schwab Value Advantage Money Fund - Investor Shares do not differ from those filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,

/s/ David H. Lui
David H. Lui
Assistant Secretary





cc:    Sandra Herrera